TRADE AND OTHER PAYABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER PAYABLES
Trade, current	$ 917	$ 929
Lease liabilities, current	176	126
Trade and other payables	1,093	1,055
Lease liabilities, noncurrent	548	338
Total, noncurrent	$ 548	$ 338